[BRIDGEWAY FUNDS LOGO]


April 30, 2002                                  March Quarter - Quarterly Report


Dear Fellow Aggressive Investors 1 Shareholder,

Our Portfolio's return was positive 0.2% in the March quarter, a hair behind the 0.3% return of the S&P 500 Index and one percentage point ahead of our peer benchmark, the Lipper Capital Appreciation Funds Index. Our mostly "growth" orientation certainly did not help performance. Overall, it was an OK to mediocre quarter.

According to data from Morningstar, the Aggressive Investors 1 Portfolio ranked 76th of 255 aggressive growth funds for the quarter, 73rd of 242 for the last twelve months and 1st of 115 over the last five years. We have outperformed our Lipper benchmark of capital appreciation funds in five of the last five quarters and in thirteen of the last fourteen quarters as well as during the last year, five years, and since inception.

Performance Summary

TRANSLATION: Even though we very slightly underperformed our primary benchmark in the March quarter, we are beating the S&P 500 Index in the one-year and five-year periods and since inception in 1994. The Russell 2000 Index has had better recent performance as small stocks (and especially "value" oriented ones) have made a strong relative comeback. Over the longer period since inception, however, we are trouncing the Russell 2000 by over 14% per year and each of our benchmarks by more than 10% per year.

The table below presents our March quarter, one-year, five-year, and life-to-date financial results according to the formula required by the SEC.

                                            March Qtr.      1 Year          5 Year       Life-to-Date
                                              1/1/02        4/1/01          4/1/97          8/5/94
                                           to 3/31/02(4)   to 3/31/02    to 3/31/02(5)   to 3/31/02(5)
                                           -------------   ----------    -------------   -------------
   Aggressive Investors 1 Portfolio(1)         0.2%           2.0%           27.4%          25.7%
   S&P 500 Index (large companies)(2)          0.3%           0.2%           10.2%          14.7%
   Russell 2000 (small companies)(2)           4.0%          14.0%            9.5%          11.5%
   Lipper Capital Appreciation Funds(3)       (0.9)%         (2.8)%           8.8%          11.3%

         (1) Returns listed in the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

         (2) The S&P 500 and Russell 2000 are unmanaged indexes of large and small companies, respectively, with dividends reinvested.

         (3) The Lipper Capital Appreciation Funds reflect the aggregate record of more aggressive domestic growth mutual funds, as reported by Lipper Analytical Services, Inc.

         (4) Periods less than one year are not annualized.

         (5) Periods longer than one year are annualized. Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: Two major trends held back the relative performance of our Portfolio in the March quarter. The first was that value stocks (those which are cheaper by some financial measures) continued to significantly outperform growth stocks (those growing sales or earnings at a faster pace). This phenomenon was a drag on our portfolio since we have a higher percentage of growth companies. The second trend was that technology/communications continued to lag badly during the quarter. This actually helped our performance relative to our market benchmarks, since this sector represented only 13% of the portfolio at the beginning of the quarter--much less than the market overall.

It was a relatively quiet quarter in our Portfolio. We had neither a large number of big winners nor losers. Only three stocks gained at least 25%:

          Rank     Description                               Industry                 % Gain
          ----     -----------                               --------                 ------
             1     Wet Seal Inc.                             Retail                   48.2%
             2     Petsmart Inc.                             Retail                   37.8%
             3     Airgas Inc.                               Chemicals                32.9%

Wet Seal is a specialty retailer with 563 stores nationwide for younger "active" men and women. The stores have posted a nice string of sales improvements, but even more impressive is the progress the company has made in controlling costs and improving efficiency. Five Portfolio stocks declined at least 25%:

          Rank     Description                               Industry                 % Loss
          ----     -----------                               --------                 ------
             1     Actrade Financial Technologies Ltd.       Commercial Services      (47.9)%
             2     Pec Solutions Inc.                        Computers                (35.2)%
             3     Calpine Corp.                             Electric                 (30.9)%
             4     WebEx Communications Inc.                 Internet                 (33.8)%
             5     Copart Inc.                               Retail                   (31.0)%

OK, we didn't own Enron, but there are two stocks on this list that got pounded in the aftermath of accounting concerns. Calpine is in a similar industry to Enron. I think Calpine has been unfairly painted with the Enron paintbrush. Actrade is a more interesting case to me. The company provides for electronic payment over the Internet. In mid-February, Barrons reported that at least two former insurance companies contended that they were duped into underwriting loans. Allegedly, $10 million was loaned to individuals for personal use rather than to businesses for corporate purposes, as represented. The story also recounted the troubled financial past of two executives. The stock dropped 45% in one day on this news. The company denied much of the claim, saying, "the article repeated previously disclosed events that occurred several years ago... The bulk of the article reported claims [in court documents], which have not been proven in court and represent no more than statements by adverse parties." Maybe. But one thing that is clear is that class action lawyers have come out of the woodwork hoping to make money from the situation. Interestingly, both Wall Street firms covering the stock have yet to make any downward adjustments to forecasted earnings. In January, both firms increased their estimates of Actrade earnings after the company reported December quarter earnings. The stock trades at less than four times next year's earnings estimates, incredibly cheap for a company with a demonstrated growth rate on the order of 30% to 50% per year. Further clouding the horizon, on March 12 the company announced a "change in strategic direction." Meanwhile, SEC filings indicate some company executives were selling stock close to the peak last year. Our models are waiting this one out right now.

Stepping back from the details of individual stocks, overall it was a poor quarter for growth stocks amid continued uncertainty about the direction of our economy. According to data from Morningstar, mid-size growth companies, the staple of our holdings, performed worse than any other part of the "style box" in the March quarter:

                                   Value  o --------------- o  Growth

                  Large
                    o              +1.9%           +0.1%        (2.5)%
                    |
                    |
                    |              +6.2%           +3.7%        (2.9)%
                    |
                    |
                    o              +8.0%           +3.4%        (1.4)%
                  Small

Fortunately, we had some smaller company holdings and some more value oriented stocks--enough to keep us in slightly positive territory for the quarter as a whole.

Sometimes what helps our relative performance most is what we don't own. The worst performing sector in the March quarter was technology and communications. The Lipper Telecommunications Index was down a whopping 17% in the quarter, followed by technology at 7%. The fact that we were significantly under weighted in these two areas in the quarter helped a lot. This is particularly gratifying, when we consider that these two segments of our economy made up a very large part of our portfolio in the "go-go" days of 1999.

Top Ten Holdings

On March 31, 2002 our top ten holdings represented 33% of Portfolio net assets, up slightly from last quarter. Consumer cyclicals represented 35% of net assets (versus less than 10% in the broader stock market as represented by the S&P 500 Index). Indeed, four of our top ten holdings were homebuilders. By these measures one could say our models appear to be looking for an economic recovery; however, we do not put macro-economic factors into our models. On the other end of the spectrum, technology represented only 16% of the Portfolio at quarter end, versus 30% for the S&P 500.

Here are the top ten holdings at the end of March:

                                                                                       Percent of
        Rank      Description                          Industry                        Net Assets
        ----      -----------                          --------                        ----------
            1     Cephalon Inc.                        Pharmaceuticals                    5.0%
            2     Ryland Group Inc.                    Home Builders                      3.7%
            3     Autozone Inc.                        Retail                             3.7%
            4     NVR Inc.                             Home Builders                      3.4%
            5     Accredo Health Inc.                  Pharmaceuticals                    3.3%
            6     Beazer Homes USA Inc.                Home Builders                      3.2%
            7     D.R. Horton Inc.                     Home Builders                      3.0%
            8     Network Associates Inc.              Internet                           2.9%
            9     H&R Block Inc.                       Commercial Services                2.7%
           10     Flir Systems Inc.                    Electronics                        2.4%
                                                                                         ----
                  Total                                                                  33.3%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, March 31, 2002; security positions can and do change thereafter. Discussions of historical performance (including insights in the following section) do not guarantee and may not be indicative of future performance.

How to Pick a Winning Mutual Fund

TRANSLATION: There are a number of ways a potential investor can go wrong picking a fund. Not looking "under the hood" at expenses and at operational practices are two. Chasing recent hot performance without considering risk and the "bigger" performance picture is another.

More than ten years ago (before founding Bridgeway) I occasionally advised a friend or relative about what mutual fund to buy. I had a good track record picking stocks and thought some of the same principles should apply to picking funds. Alas, my record at picking funds turned out to be far inferior to my stock picking record. This no longer surprises me. I have learned in the last decade since starting Bridgeway that too many mutual fund companies do things that destroy value, or more specifically, some fund companies (and other investment professionals) do things to make money for themselves at the expense of fund shareholders. If you're a long-term reader of my shareholder letters, you'll be familiar with some of these. I thought that a list of them would be helpful for our shareholders in evaluating funds from Bridgeway or from other companies. These are things I think you should consider before investing with a fund company:

1. Is the fund company committed to closing funds at low asset levels relative to the size of companies held, investment style, portfolio turnover, and degree of focus? Too often a newer fund attains an attractive investment record only to be swamped with more money than the portfolio manager can put to good use. Typically, relative performance deteriorates badly thereafter. This problem is most pronounced with funds that invest in smaller companies, that invest in growth-oriented companies, and that have portfolio managers who use a very high turnover style or a "focus strategy" of investing in a smaller number of companies. My very rough rule of thumb is that a fund becomes overburdened at the point net assets approach the median market capitalization of the stocks in which it invests. (Market capitalization is simply stock price times shares outstanding, a statistic available on a number of web sites.) It is best if a fund closes well before this measure, leaving considerable room for growth of net assets through appreciation. Apart from this generalization, a value-oriented fund can accommodate more net assets, a fund managed with a lower turnover (less buying and selling) can accommodate more, and a fund with a larger number of stocks can accommodate more.

2. Does the fund company pay soft dollar commissions? Mutual funds pay brokers a commission to buy or sell shares of stock for the fund. A majority of funds pay higher commissions (than Bridgeway's baseline level) in order to have the broker supply research, data, hardware, or other services. This exchange is called paying "soft dollars." I consider it a way of shifting more of the costs of investing away from the fund adviser onto the fund's shareholders. Apart from increasing the adviser's profits at the expense of shareholders, it is terribly inefficient. The adviser is in a much better position to manage these costs down, but has less incentive to do so under a soft dollar arrangement. Unfortunately, there is not an easy way to find out if a fund company uses soft dollar commissions, except by calling and asking.

3. Does the portfolio manager put his or her best picks in his or her personal portfolio rather than in the fund? It is illegal for a manager to buy a stock first personally (at presumably a lower price) and then buy more shares for the fund, a practice called "front-running." I believe that the SEC has clamped down pretty effectively on this. However, it is not illegal for a manager to buy shares personally and to skip that investment in the fund, a practice I call "skimming the cream." The only sure-fire way to preclude this practice is not to allow a portfolio manager to invest in stocks that his or her fund might potentially also buy. A fund company's policy on this is usually contained in its "Code of Ethics." However, the Code of Ethics is usually only available by calling the fund, if it is available at all. Ours is available on our web site. Typically, if a manager invests exclusively in the funds, the fund company is happy to tell you about it--a practice I feel strongly is to the shareholders' benefit. Some people refer to this as "eating your own cooking."

4. Does the fund company market whichever fund(s) have performed the best recently? If a fund family has enough funds in different styles, something will always be leading and something lagging. Chasing the recent best performers is a pretty good way to underperform the market over time. In defense of fund companies that market recent hot performance, there is no good reason for them to advertise recent poorer performing funds; those funds are not typically what investors are most willing to buy. In other words, most fund companies give investors what they ask for--the same thing most investment media tout--the most recent hot performers. This practice just doesn't happen to be in the best long-term interest of shareholders. Better than chasing the best recent performers is looking at a) performance relative to peers and relative market benchmarks, b) performance over longer periods, and c) performance of the underlying asset class (that is, the kind of investments the fund tends to buy).

5. Does the fund company "incubate" a number of funds, kill off the worst, and market the heck out of the best? This idea is a variation on number four above. "Trying out" a number of strategies privately (not opening them up to the public), but then publicly registering only the funds with the best track records is called "incubation." The SEC has also tightened up on this abuse in recent years. If you invest in a newer fund with a track record that extends earlier than the date it went public, you might want to ask about other funds that didn't go public.

6. When looking at the aggregate fund company performance record, has the company merged poorer performing funds out of existence? This is another variation on the theme of number four and five above. To improve a fund company's overall record, it may just "kill off" the poorer performing funds. When a fund is merged or liquidated, its performance record magically disappears with it. This leads to something called "survivorship bias." For example, if you look at the aggregate record of all mutual funds over the last decade, you are overstating industry performance. You ignore the funds that went out of business, usually poorer performing funds. Some studies indicate that this overstatement is on the order of over 1% per year, not at all insignificant. This isn't to say that fund companies shouldn't kill off a fund that turned out to be a bad idea, just that a prospective investor needs to factor it in if evaluating the performance of an entire complex.

7. Does the fund pay exorbitant rates to affiliated brokerage companies or service organizations? Fund boards of directors are charged with making sure that mutual funds do business with brokerage firms that have the least cost after taking into consideration the services provided (including those provided by soft dollars above!). Since it is not easy to measure the efficiency of trade execution, it's not too hard for advisers to do business with an affiliated brokerage firm at an above market rate, thus further increasing its own profits--again--at shareholder expense. A similar situation may exist if an affiliated firm is providing other services, such as transfer agency (keeping up with who owns fund shares and answering shareholder questions), custodial services (holding the shares of stock owned by the fund), and fund pricing (calculating the fund's NAV). Brokerage firms (especially) and service firms affiliated with the adviser are a red flag to me. I particularly dislike the operations of affiliated brokerage firms, because the higher costs are easy to hide. They are not part of the expense ratio. They are reported in aggregate in the fund's statement of additional information, but even there they are difficult to compare with industry benchmarks. Costs of affiliated service firms are reported directly in the operating expenses of a fund, therefore, I believe there are fewer abuses. If "other expenses" in the fee table looks high, it might be worth checking to see whether services provided by an affiliated firm are bloated.

This list might give the appearance that I am extremely critical of my own industry. I don't feel that way, really. The mutual fund industry is still, in my opinion, much "cleaner" than the myriad of investment alternatives available (in aggregate), including investment partnerships, hedge funds, and others. There has also been considerable progress in recent years through efforts of the SEC and by competition between fund companies. However, I believe, we still have a way to go as an industry.

A fair question is, "Where does Bridgeway stand on each of these?" Lest the answer is not obvious, we have a reputation for closing actively managed funds at relatively very low levels; we pay no soft dollar commissions; portfolio managers may not invest in stocks directly; we do no advertising touting the performance of only our best funds; we have never killed off a poorly performing fund; and we have no affiliated brokerage or service firms. Our only affiliated organization is a charitable foundation.

How to Pick a Winning Mutual Fund--Next time

Oops. I didn't answer the question in the section header above; I only gave hints about what to avoid. Next quarter I promise to answer, "How do you pick a winning fund?" affirmatively. Morningstar posed five questions on its web site relative to fund selection. I will also answer those, which may provide additional insights about our Portfolio.

Enron Revisited

TRANSLATION: Integrity is and always has been the #1 business value at Bridgeway. The Enron situation underscores why this is so important.

Since I live in Enron's hometown of Houston, I have been bombarded with local coverage of one of corporate America's biggest and fastest collapses ever. Enron is close to home in other ways as well. Two friends lost jobs. One had a substantial retirement, built up over 10 years, wiped out completely in a matter of months. The ripple effects across other local businesses and families are nothing short of daunting. Many Houston charities, some that we also support, are feeling strongly the absence of Enron's previous community giving and donations by organizations and individuals that owned Enron stock.

Because of my interest in business ethics, I attended a symposium at Rice University and gave an undergraduate lecture at a small liberal arts college on aspects of the Enron debacle. While our fund did not own the stock, there is much to learn from the events still unfolding. To date, my favorite quote is from Enron's vice president of corporate development, known here as the "whistle-blower." (Her own opinion was that her warning came too late and was ignored.) The quote from a newspaper article: "America's corporate system is predicated on fairness and honesty, not companies finding ways around the rules." This lesson applies equally to mutual fund organizations. Fairness, integrity, and looking out for shareholders' interests are primary concerns for our board of directors and for each partner at Bridgeway. Our goal is to uphold the highest standards of integrity. Some people think this is just a lofty ideal far removed from the task at hand in investing. We believe it is central to what we do. The Enron case simply underscores this in a dramatic way.

Recent Article

TRANSLATION: It's great to be recognized; it's great to be unrecognizable.

One of the advantages that the small sizes of our portfolios have is that generally we can slide in and out of the market without adversely affecting stock prices. We capitalize on the nimble aspect of being small and practically unrecognizable.

On the other hand, it's really great to be acknowledged by the national media, as we were in Investors Business Daily in the Mutual Fund Profile on April 25. If you missed it, see a copy on our website, www.bridgewayfund.com. Although the article highlighted the recent past performance of Aggressive Investors 1, the gist of the piece was to introduce its sister fund, Aggressive Investors 2, which opened on October 31, 2001. The front-page teaser: "Fund Cloning Around" hinted at the similarities. Between the lines was also the caution: when Bridgeway closes a fund, it's closed. The article calls Aggressive Investors 2 a "larger-cap fund." In clarification, although the lower percentage of net assets invested in smaller stocks over time will likely result in a higher median market cap than Aggressive Investors 1, the fund is not a "large cap" fund. Long term, we expect the median market cap to be most likely in the mid-cap range. Both portfolios will essentially be "multi-cap" funds, investing in companies of all market capitalizations.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas coming - both favorable and critical.

Sincerely,

/s/ JOHN MONTGOMERY

John Montgomery

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[BRIDGEWAY FUND LOGO]


April 30, 2002                                  March Quarter - Quarterly Report

Dear Fellow Aggressive Investors 2 Shareholder,

Our Portfolio returned a negative 0.3% in the March quarter, behind the 0.3% return of the S&P 500 Index and ahead of our peer benchmark, the Lipper Capital Appreciation Funds Index. Having a mostly "growth" orientation certainly did not help our performance. We ranked 85th of 255 aggressive growth funds according to data from Morningstar. Overall, it was a rather mediocre quarter.

Performance Summary

TRANSLATION: There was nothing very dramatic about the March quarter. We made slight progress on our peer benchmark, but did not against our primary market benchmark, the S&P 500 Index. Small stocks had a much stronger quarter with the Russell 2000 Index of smaller companies up 4%.

The table below presents our March quarter, one-year, five-year, and life-to-date financial results according to the formula required by the SEC. The "sweet spot" of the market in the last quarter was smaller and more "value oriented" companies (those that are cheaper by some financial measures). We had good exposure to smaller stocks, but most of this was on the growth end of the spectrum (those companies growing sales or earnings at a faster pace).

                                                           March Qtr.          Life-to-Date
                                                             1/1/02              10/31/01
                                                          to 3/31/02(4)        to 3/31/02(3)
                                                          -------------        -------------
              Aggressive Investors 2 Portfolio               (0.3)%                3.8%
              S&P 500 Index (large companies)(1)              0.3%                 8.9%
              Russell 2000 (small companies)(1)               4.0%                19.0%
              Lipper Capital Appreciation Funds(2)           (0.9)%                9.3%

      (1) The S&P 500 and Russell 2000 are unmanaged indexes of large and small companies, respectively, with dividends reinvested.

      (2) The Lipper Capital Appreciation Funds reflect the aggregate record of more aggressive domestic growth mutual funds, as reported by Lipper Analytical Services, Inc.

      (3) Periods less than one year are not annualized. Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: Two major trends held back the relative performance of our Portfolio in the March quarter. The first was that value stocks continued to significantly outperform growth stocks. This phenomenon was a drag on our portfolio since we have a higher percentage of growth companies. The second trend was that technology/communications continued to lag badly during the quarter. This actually helped our performance relative to our market benchmarks since the sector represented only 13% of the portfolio at the beginning of the quarter--much less than the market overall.

It was relatively quiet quarter in our Portfolio. We had neither a large number of big winners nor losers. Only three stocks gained at least 25%:

          Rank     Description                          Industry                      % Gain
          ----     -----------                          --------                      ------
             1     Petsmart Inc.                        Retail                        37.8%
             2     Wet Seal Inc.                        Retail                        34.7%
             3     Rock-Tenn Company                    Forest Products & Paper       30.5%

Petsmart operates superstores specializing in pet supplies. The company returned to profitability in the last year, and the stock price has climbed steadily since. Wet Seal is a specialty retailer with 563 stores nationwide for younger "active" men and women. The stores have posted a nice string of sales improvements, but even more impressive is the progress the company has made in controlling costs and improving efficiency.

Four Portfolio stocks declined at least 25%:

          Rank     Description                           Industry                     % Loss
          ----     -----------                           --------                     ------
             1     Actrade Financial Technologies Ltd.   Commercial Services          (44.1)%
             2     Pec Solutions Inc.                    Computers                    (35.3)%
             3     Sola International Inc.               Healthcare-Products          (32.6)%
             4     Nvidia Corp.                          Semiconductors               (32.1)%

OK, we didn't own Enron, but we did own one stock that got pounded in the aftermath of accounting concerns. Actrade provides for electronic payment over the Internet. In mid-February, Barrons reported that at least two former insurance companies contended that they were duped into underwriting loans. Allegedly, $10 million was loaned to individuals for personal use, rather than to businesses for corporate purposes as represented. The story also recounted the troubled financial past of two executives. The stock dropped 45% in one day on this news. The company denied much of the claims, saying, "the article repeated previously disclosed events that occurred several years ago . . . The bulk of the article reported claims [in court documents], which have not been proven in court and represent no more than statements by adverse parties." Maybe. But one thing that is clear is that class action lawyers have come out of the woodwork hoping to make money from the situation. Interestingly, both Wall Street firms covering the stock have yet to make any downward adjustments to forecasted earnings. In January, both firms increased their estimates of Actrade earnings after the company reported December quarter earnings. The stock trades at less than four times next year's earnings estimates, incredibly cheap for a company with a demonstrated growth rate on the order of 30% to 50% per year. Further clouding the horizon, on March 12 the company announced a "change in strategic direction." Meanwhile, SEC filings indicate some company executives were selling stock closer to the peak last year. Our models are waiting this one out.

Stepping back from the details of individual stocks, overall it was a poor quarter for growth stocks amid continued uncertainty about the direction of our economy. According to data from Morningstar, mid-size growth companies, the staple of our holdings, performed worse than any other part of the "style box" in the March quarter:

                                   Value o ----------------- o Growth
                  Large
                    o              +1.9%           +0.1%        (2.5)%
                    |
                    |
                    |              +6.2%           +3.7%        (2.9)%
                    |
                    |
                    o              +8.0%           +3.4%        (1.4)%
                  Small

Fortunately, we had some smaller company holdings and some more value oriented stocks--enough to keep us ahead of our aggressive growth peer group for the quarter.

Sometimes what helps our relative performance most is what we don't own. The worst performing sector in the March quarter was technology and communications. The Lipper Telecommunications Index was down a whopping 17% in the quarter, followed by technology at 7%. The fact that we were significantly under weighted in these two areas in the quarter helped a lot. This is particularly gratifying, when we consider that these two segments of our economy made up a very large part of our portfolio in the "go-go" days of 1999.

Top Ten Holdings

On March 31, 2002 our top ten holdings represented 27% of Portfolio net assets, reflecting the lack of a concentrated position. (This is not always true; our Portfolio can become much more concentrated from time to time.) Consumer cyclicals represented 38% of net assets (versus less than 10% in the broader stock market as represented by the S&P 500 Index). Indeed, four of our top ten holdings were from the homebuilding/home furnishing industries. By these measures one could say our models appear to be looking for an economic recovery; however, we do not put macro-economic factors into our models. On the other end of the spectrum, technology represented only 16% of the Portfolio at quarter end, versus 30% for the S&P 500.

Here are the top ten holdings at the end of March:

                                                                                       Percent of
         Rank     Description                          Industry                        Net Assets
         ----     -----------                          --------                        ----------
            1     Cephalon Inc.                        Pharmaceuticals                     3.3%
            2     Bio-Rad Laboratories Inc.            Biotechnology                       3.3%
            3     NVR Inc.                             Home Builders                       3.1%
            4     American Woodmark Corp.              Home Furnishings                    2.8%
            5     Chico's FAS Inc.                     Retail                              2.6%
            6     Ryland Group Inc.                    Home Builders                       2.6%
            7     DR Horton Inc.                       Home Builders                       2.4%
            8     Amazon.Com Inc.                      Internet                            2.4%
            9     US Bancorp.                          Banks                               2.4%
           10     Dow Chemical Company                 Chemicals                           2.3%
                                                                                          ----
                  Total                                                                   27.3%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, March 31, 2002; security positions can and do change thereafter. Discussions of historical performance (including insights in the following section) do not guarantee and may not be indicative of future performance.

How to Pick a Winning Mutual Fund

TRANSLATION: There are a number of ways a potential investor can go wrong picking a fund. Not looking "under the hood" at expenses and at operational practices are two. Chasing recent hot performance without considering risk and the "bigger" performance picture is another.

More than ten years ago (before founding Bridgeway) I occasionally advised a friend or relative about what mutual fund to buy. I had a good track record picking stocks and thought some of the same principles should apply to picking funds. Alas, my record at picking funds turned out to be far inferior to my stock picking record. This no longer surprises me. I have learned in the last decade since starting Bridgeway that too many mutual fund companies do things that destroy value, or more specifically, some fund companies

(and other investment professionals) do things to make money for themselves at the expense of fund shareholders. If you're a long-term reader of my shareholder letters, you'll be familiar with some of these. I thought that a list of them would be helpful for our shareholders in evaluating funds from Bridgeway or from other companies. These are things I think you should consider before investing with a fund company:

1. Is the fund company committed to closing funds at low asset levels relative to the size of companies held, investment style, portfolio turnover, and degree of focus? Too often a newer fund attains an attractive investment record only to be swamped with more money than the portfolio manager can put to good use. Typically, relative performance deteriorates badly thereafter. This problem is most pronounced with funds that invest in smaller companies, that invest in growth-oriented companies, and that have portfolio managers who use a very high turnover style or a "focus strategy" of investing in a smaller number of companies. My very rough rule of thumb is that a fund becomes overburdened at the point net assets approach the median market capitalization of the stocks in which it invests. (Market capitalization is simply stock price times shares outstanding, a statistic available on a number of web sites.) It is best if a fund closes well before this measure, leaving considerable room for growth of net assets through appreciation. Apart from this generalization, a value-oriented fund can accommodate more net assets, a fund managed with a lower turnover (less buying and selling) can accommodate more, and a fund with a larger number of stocks can accommodate more.

2. Does the fund company pay soft dollar commissions? Mutual funds pay brokers a commission to buy or sell shares of stock for the fund. A majority of funds pay higher commissions (than Bridgeway's baseline level) in order to have the broker supply research, data, hardware, or other services. This exchange is called paying "soft dollars." I consider it a way of shifting more of the costs of investing away from the fund adviser onto the fund's shareholders. Apart from increasing the adviser's profits at the expense of shareholders, it is terribly inefficient. The adviser is in a much better position to manage these costs down, but has less incentive to do so under a soft dollar arrangement. Unfortunately, there is not an easy way to find out if a fund company uses soft dollar commissions, except by calling and asking.

3. Does the portfolio manager put his or her best picks in his or her personal portfolio rather than in the fund? It is illegal for a manager to buy a stock first personally (at presumably a lower price) and then buy more shares for the fund, a practice called "front-running." I believe that the SEC has clamped down pretty effectively on this. However, it is not illegal for a manager to buy shares personally and to skip that investment in the fund, a practice I call "skimming the cream." The only sure-fire way to preclude this practice is not to allow a portfolio manager to invest in stocks that his or her fund might potentially also buy. A fund company's policy on this is usually contained in its "Code of Ethics." However, the Code of Ethics is usually only available by calling the fund, if it is available at all. Ours is available on our web site. Typically, if a manager invests exclusively in the funds, the fund company is happy to tell you about it--a practice I feel strongly is to the shareholders' benefit. Some people refer to this as "eating your own cooking."

4. Does the fund company market whichever fund(s) have performed the best recently? If a fund family has enough funds in different styles, something will always be leading and something lagging. Chasing the recent best performers is a pretty good way to underperform the market over time. In defense of fund companies that market recent hot performance, there is no good reason for them to advertise recent poorer performing funds; those funds are not typically what investors are most willing to buy. In other words, most fund companies give investors what they ask for--the same thing most investment media tout--the most recent hot performers. This practice just doesn't happen to be in the best long-term interest of shareholders. Better than chasing the best recent performers is looking at a) performance relative to peers and relative market benchmarks, b) performance over longer periods, and c) performance of the underlying asset class (that is, the kind of investments the fund tends to buy).

5. Does the fund company "incubate" a number of funds, kill off the worst, and market the heck out of the best? This idea is a variation on number four above. "Trying out" a number of strategies privately (not opening them up to the public), but then publicly registering only the funds with the best track records is called "incubation." The SEC has also tightened up on this abuse in recent years. If you invest in a newer fund with a track record that extends earlier than the date it went public, you might want to ask about other funds that didn't go public.

6. When looking at the aggregate fund company performance record, has the company merged poorer performing funds out of existence? This is another variation on the theme of number four and five above. To improve a fund company's overall record, it may just "kill off" the poorer performing funds. When a fund is merged or liquidated, its performance record magically disappears with it. This leads to something called "survivorship bias." For example, if you look at the aggregate record of all mutual funds over the last decade, you are overstating industry performance. You ignore the funds that went out of business, usually poorer performing funds. Some studies indicate that this overstatement is on the order of over 1% per year, not at all insignificant. This isn't to say that fund companies shouldn't kill off a fund that turned out to be a bad idea, just that a prospective investor needs to factor it in if evaluating the performance of an entire complex.

7. Does the fund pay exorbitant rates to affiliated brokerage companies or service organizations? Fund boards of directors are charged with making sure that mutual funds do business with brokerage firms that have the least cost after taking into consideration the services provided (including those provided by soft dollars above!). Since it is not easy to measure the efficiency of trade execution, it's not too hard for advisers to do business with an affiliated brokerage firm at an above market rate, thus further increasing its own profits--again--at shareholder expense. A similar situation may exist if an affiliated firm is providing other services, such as transfer agency (keeping up with who owns fund shares and answering shareholder questions), custodial services (holding the shares of stock owned by the fund), and fund pricing (calculating the fund's NAV). Brokerage firms (especially) and service firms affiliated with the adviser are a red flag to me. I particularly dislike the operations of affiliated brokerage firms, because the higher costs are easy to hide. They are not part of the expense ratio. They are reported in aggregate in the fund's statement of additional information, but even there they are difficult to compare with industry benchmarks. Costs of affiliated service firms are reported directly in the operating expenses of a fund, therefore, I believe there are fewer abuses. If "other expenses" in the fee table looks high, it might be worth checking to see whether services provided by an affiliated firm are bloated.

This list might give the appearance that I am extremely critical of my own industry. I don't feel that way, really. The mutual fund industry is still, in my opinion, much "cleaner" than the myriad of investment alternatives available (in aggregate), including investment partnerships, hedge funds, and others. There has also been considerable progress in recent years through efforts of the SEC and by competition between fund companies. However, I believe, we still have a way to go as an industry.

A fair question is, "Where does Bridgeway stand on each of these?" Lest the answer is not obvious, we have a reputation for closing actively managed funds at relatively very low levels; we pay no soft dollar commissions; portfolio managers may not invest in stocks directly; we do no advertising touting the performance of only our best funds; we have never killed off a poorly performing fund; and we have no affiliated brokerage or service firms. Our only affiliated organization is a charitable foundation.

How to Pick a Winning Mutual Fund--Next time

Oops. I didn't answer the question in the section header above; I only gave hints about what to avoid. Next quarter I promise to answer, "How do you pick a winning fund?" affirmatively. Morningstar posed five questions on its web site relative to fund selection. I will also answer those, which may provide additional insights about our Portfolio.

Enron Revisited

TRANSLATION: Integrity is and always has been the #1 business value at Bridgeway. The Enron situation underscores why this is so important.

Since I live in Enron's hometown of Houston, I have been bombarded with local coverage of one of corporate America's biggest and fastest collapses ever. Enron is close to home in other ways as well. Two friends lost jobs. One had a substantial retirement, built up over 10 years, wiped out completely in a matter of months. The ripple effects across other local businesses and families are nothing short of daunting. Many Houston charities, some that we also support, are feeling strongly the absence of Enron's previous community giving and donations by organizations and individuals that owned Enron stock.

Because of my interest in business ethics, I attended a symposium at Rice University and gave an undergraduate lecture at a small liberal arts college on aspects of the Enron debacle. While our fund did not own the stock, there is much to learn from the events still unfolding. To date, my favorite quote is from Enron's vice president of corporate development, known here as the "whistle-blower." (Her own opinion was that her warning came too late and was ignored.) The quote from a newspaper article: "America's corporate system is predicated on fairness and honesty, not companies finding ways around the rules." This lesson applies equally to mutual fund organizations. Fairness, integrity, and looking out for shareholders' interests are primary concerns for our board of directors and for each partner at Bridgeway. Our goal is to uphold the highest standards of integrity. Some people think this is just a lofty ideal far removed from the task at hand in investing. We believe it is central to what we do. The Enron case simply underscores this in a dramatic way.

Recent Article

TRANSLATION: It's great to be recognized; it's great to be unrecognizable.

One of the advantages that the small sizes of our portfolios have is that generally we can slide better in and out of the market without adversely affecting stock prices. We capitalize on the nimble aspect of being small and practically unrecognizable.

On the other hand, it's really great to be acknowledged by the national media, as we were in Investors Business Daily in the Mutual Fund Profile on April 25. If you missed it, see a copy on our website, www.bridgewayfund.com. Although the article highlighted the recent past performance of Aggressive Investors 1, the gist of the piece was to introduce its sister fund, Aggressive Investors 2, which opened on October 31, 2001. The front-page teaser: "Fund Cloning Around" hinted at the similarities. Between the lines was also the caution: when Bridgeway closes a fund, it's closed. The article calls Aggressive Investors 2 a "larger-cap fund." In clarification, although the lower percentage of net assets invested in smaller stocks over time will likely result in a higher median market cap than Aggressive Investors 1, the fund is not a "large cap" fund. Long term, we expect the median market cap to be most likely in the mid-cap range. Both portfolios will essentially be "multi-cap" funds, investing in companies of all market capitalizations.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas (both favorable and critical) coming.

Sincerely,

/s/ JOHN MONTGOMERY

John Montgomery

[BRIDGEWAY FUNDS LOGO]

April 30, 2002                                  March Quarter - Quarterly Report


Dear Fellow Balanced Portfolio Shareholders:

The Balanced Portfolio's total return for the quarter ending March 31, 2002 was 3.2%. This performance compares to 0.6% for the Lipper Balanced Fund Index and 0.1% for the Balanced Benchmark. Overall, it was a very good quarter on both an absolute and relative basis.

According to data from Lipper, the Balanced Portfolio ranked 11th of 478 balanced funds for the quarter.

For the nine months ending March 31, 2002 the Portfolio was up 0.8% versus the Lipper Balanced Fund Index down 1.0%, and the Balanced Benchmark up 0.4%

Performance Summary

Translation: A very solid quarter improved our nine-month results. We are now outperforming our two primary benchmarks since inception. Our portfolio is divided into four sections, fixed income, a passive basket of S&P stocks, growth stocks and value stocks. The gains for the quarter were pretty much across the board. In addition, our option writing played a key role in the growth area, as the premiums helped cushion the decline in what was a poor quarter for growth. Some profitable growth names were Amazon.com, Activision, Ebay, Pep Boys and West Marine. Our biggest overall loss was in PEC Solutions. On the value side we were very consistent with no significant losses; we had gains in Bank of America, Dow Chemical, Duke Energy, Jefferson Pilot and U.S. Bancorp.

The table below presents our March quarter and nine-month financial results according to the formula required by the SEC.

                                                        March Qtr.         Nine months
                                                          1/1/02             7/1/01
                                                        to 3/31/02         to 3/31/02
                                                        ----------         -----------
           Balanced Portfolio                              3.2%                0.8%
           Lipper Balanced Fund Index(1)                   0.6%               (1.0)%
           Bloomberg/EFFAS Bond Index(2)                  (0.1)%               4.2%
           Balanced Benchmark(3)                           0.1%                0.4%

             (1) Performance of Balanced Fund Index as measured by Lipper, Inc.

             (2) The Bloomberg/EFFAS Index is a transparent benchmark for the total return of the 1-3 year U.S. Government bond market.

             (3) Balanced Benchmark is a combined index of which 40% reflects the S&P 500 Index (an unmanaged index of large companies with dividends reinvested.) and 60% the Bloomberg/ EFFAS U.S. Government 1-3 year Total Return Bond Index.

We had no winners greater than 30%, but we did have 4 losers greater than 30%. They all came from our index section.

    Rank   Description                                Industry                        % Loss
    ----   -----------                                --------                        ------
      1    Riverstone Networks Inc.                   Internet                        (66.9)%
      2    Enterasys Networks Inc.                    Telecommunications              (52.2)%
      3    Tyco International Ltd.                    Miscellaneous Manufacturers     (45.1)%
      4    Computer Associates International Inc.     Software                        (37.5)%

Top Ten Holdings

Here are the top ten stocks at the end of March: please note that the option positions included here are short puts. The percentages are based on a theoretical stock position, that is, as if we owned the underlying stock. We are obligated to buy the underlying stock at a specific strike price for a specific period of time.

                                                                                     Percent of
    Rank   Description                                         Industry              Net Assets
    ----   -----------                                         --------              ----------
      1    Ford Motor Company June $15 & Sept. $15 puts        Auto Manufacturers         2.7%
      2    Jefferson Pilot Apr. $40 & Apr. $45 puts            Insurance                  2.6%
      3    Ebay Inc. Apr $45 & Apr. $50 puts                   Internet                   2.3%
      4    Duke Energy Corp., incl. Apr. $45 & July $35 puts   Electric                   2.3%
      5    FleetBoston Apr. $35 & Apr. $40 puts                Banks                      2.1%
      6    Best Buy Company                                    Retail                     1.8%
      7    Dow Chemical May $30, June $25 & June $30 puts      Chemicals                  1.7%
      8    Amazon.Com Inc.                                     Internet                   1.6%
      9    Activision May $20 & May $25 puts                   Computers                  1.5%
      10   Cephalon May $60 put                                Pharmaceuticals            1.5%
                                                                                         ----
                                                                                         19.9%

Tell and Sell

Wall Street is a fascinating place! The stock market is extremely complicated, but ultimately simple. The drivers are profit and loss, but there are countless other factors from fear to greed. Valuations can be expensive, cheap or somewhere in between, and it all depends on your perspective. No matter what is happening with the markets, there are some things that are always true. One is that there is never, ever a shortage of opinions. Another is that Wall Street will tell investors whatever they want to hear and sell them whatever they want to buy. It never ceases to amaze me how the financial pundits can tell us which way the markets will go and even more ridiculous, when they will go there! My favorite quote on the subject is from Vanguard's founder Jack Bogle with apologies to William Shakespeare, "they are a tale told by an idiot, full of sound and fury, signifying nothing. It's entertainment, people speaking with a high degree of assurance about things in which there is no level of assurance". If you want some proof about selling the public what it wants, look no further than the recent Internet bubble. The numbers I have seen indicate that there were about 100 technology oriented growth funds and 30 Internet funds created and sold at or near the top. It is impossible to know the unknowable, but some in the industry try as hard as the best fortuneteller. Unfortunately, I think this "tell and sell" syndrome will always exist, but that sure doesn't mean you have to fall victim to it. Tune out the noise! I'll bet it will simplify your investment life and you won't regret it!

The Bridgeway Way

My dad told me years ago how important it was to really enjoy your work. He spoke from experience as a radiologist, and the son of a surgeon who practiced medicine until the day he died at age 83. Not only do I enjoy my work, but I also really enjoy the people and the culture of Bridgeway. We are a dedicated and hard working group of partners who look out for each other and for our shareholders.

One of the other responsibilities I have at Bridgeway is our trading desk. We devote a lot of time, money and energy to the trading area because an efficient operation can directly increase investment performance. It is also an area where errors can be very expensive. We made such an error last quarter, and it was a difficult situation, but also a great example of our culture. I won't go into the details in this letter, but the important thing you need to know is that Bridgeway Capital Management, and not the shareholders, paid for the mistake. In our mind there is no other way than for the adviser to take full responsibility; however, you may be surprised to learn that it may not always work that way at other firms.

We quickly pulled together a committee of four staff members to understand thoroughly how the error happened, with a view toward improving our process, improving your investment results, and not repeating mistakes. We also didn't fire anyone. The person who made the error is an outstanding individual and now more seasoned trader. Many firms would have fired away just to set an example. In short, I think this is a great example of how we do things at Bridgeway and how we are open about mistakes and learn from them. I feel strongly that the cost of the error was a small price to pay for a significantly better trading operation.

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, March 31, 2002; security positions can and do change thereafter. Discussions of historical performance do not guarantee and may not be indicative of future performance.

Shareholders have expressed an interest in other Bridgeway Portfolios and in discussion of overall strategy and investment philosophy. The next few sections, written by John Montgomery, cover general topics that we have included in shareholder reports to each of the Bridgeway Portfolio investors.

How to Pick a Winning Mutual Fund

TRANSLATION: There are a number of ways a potential investor can go wrong picking a fund. Not looking "under the hood" at expenses and at operational practices are two. Chasing recent hot performance without considering risk and the "bigger" performance picture is another.

More than ten years ago (before founding Bridgeway) I occasionally advised a friend or relative about what mutual fund to buy. I had a good track record picking stocks and thought some of the same principles should apply to picking funds. Alas, my record at picking funds turned out to be far inferior to my stock picking record. This no longer surprises me. I have learned in the last decade since starting Bridgeway that too many mutual fund companies do things that destroy value, or more specifically, some fund companies (and other investment professionals) do things to make money for themselves at the expense of fund shareholders. If you're a long-term reader of my shareholder letters, you'll be familiar with some of these. I thought that a list of them would be helpful for our shareholders in evaluating funds from Bridgeway or from other companies. These are things I think you should consider before investing with a fund company:

1. Is the fund company committed to closing funds at low asset levels relative to the size of companies held, investment style, portfolio turnover, and degree of focus? Too often a newer fund attains an attractive investment record only to be swamped with more money than the portfolio manager can put to good use. Typically, relative performance deteriorates badly thereafter. This problem is most pronounced with funds that invest in smaller companies, that invest in growth-oriented companies, and that have portfolio managers who use a very high turnover style or a "focus strategy" of investing in a smaller number of companies. My very rough rule of thumb is that a fund becomes overburdened at the point net assets approach the median market capitalization of the stocks in which it invests. (Market capitalization is simply stock price times shares outstanding, a statistic available on a number of websites.) It is best if a fund closes well before this measure, leaving considerable room for growth of net assets through appreciation. Apart from this generalization, a value-oriented fund can accommodate more net assets, a fund managed with a lower turnover (less buying and selling) can accommodate more, and a fund with a larger number of stocks can accommodate more.

2. Does the fund company pay soft dollar commissions? Mutual funds pay brokers a commission to buy or sell shares of stock for the fund. A majority of funds pay higher commissions (than Bridgeway's baseline level) in order to have the broker supply research, data, hardware, or other services. This exchange is called paying "soft dollars." I consider it a way of shifting more of the costs of investing away from the fund adviser onto the fund's shareholders. Apart from increasing the adviser's profits at the expense of shareholders, it is terribly inefficient. The adviser is in a much better position to manage these costs down, but has less incentive to do so under a soft dollar arrangement. Unfortunately, there is not an easy way to find out if a fund company uses soft dollar commissions, except by calling and asking.

3. Does the portfolio manager put his or her best picks in his or her personal portfolio rather than in the fund? It is illegal for a manager to buy a stock first personally (at presumably a lower price) and then buy more shares for the fund, a practice called "front-running." I believe that the SEC has clamped down pretty effectively on this. However, it is not illegal for a manager to buy shares personally and to skip that investment in the fund, a practice I call "skimming the cream." The only sure-fire way to preclude this practice is not to allow a portfolio manager to invest in stocks that his or her fund might potentially also buy. A fund company's policy on this is usually contained in its "Code of Ethics." However, the Code of Ethics is usually only available by calling the fund, if it is available at all. Ours is available on our web site. Typically, if a manager invests exclusively in the funds, the fund company is happy to tell you about it--a practice I feel strongly is to the shareholders' benefit. Some people refer to this as "eating your own cooking."

4. Does the fund company market whichever fund(s) have performed the best recently? If a fund family has enough funds in different styles, something will always be leading and something lagging. Chasing the recent best performers is a pretty good way to underperform the market over time. In defense of fund companies that market recent hot performance, there is no good reason for them to advertise recent poorer performing funds; those funds are not typically what investors are most willing to buy. In other words, most fund companies give investors what they ask for--the same thing most investment media tout--the most recent hot performers. This practice just doesn't happen to be in the best long-term interest of shareholders. Better than chasing the best recent performers is looking at a) performance relative to peers and relative market benchmarks, b) performance over longer periods, and c) performance of the underlying asset class (that is, the kind of investments the fund tends to buy).

5. Does the fund company "incubate" a number of funds, kill off the worst, and market the heck out of the best? This idea is a variation on number four above. "Trying out" a number of strategies privately (not opening them up to the public), but then publicly registering only the funds with the best track records is called "incubation." The SEC has also tightened up on this abuse in recent years. If you invest in a newer fund with a track record that extends earlier than the date it went public, you might want to ask about other funds that didn't go public.

6. When looking at the aggregate fund company performance record, has the company merged poorer performing funds out of existence? This is another variation on the theme of number four and five above. To improve a fund company's overall record, it may just "kill off" the poorer performing funds. When a fund is merged or liquidated, its performance record magically disappears with it. This leads to something called "survivorship bias." For example, if you look at the aggregate record of all mutual funds over the last decade, you are overstating industry performance. You ignore the funds that went out of business, usually poorer performing funds. Some studies indicate that this overstatement is on the order of over 1% per year, not at all insignificant. This isn't to say that fund companies shouldn't kill off a fund that turned out to be a bad idea, just that a prospective investor needs to factor it in if evaluating the performance of an entire complex.

7. Does the fund pay exorbitant rates to affiliated brokerage companies or service organizations? Fund boards of directors are charged with making sure that mutual funds do business with brokerage firms that have the least cost after taking into consideration the services provided (including those provided by soft dollars above!). Since it is not easy to measure the efficiency of trade execution, it's not too hard for advisers to do business with an affiliated brokerage firm at an above market rate, thus further increasing its own profits--again--at shareholder expense. A similar situation may exist if an affiliated firm is providing other services, such as transfer agency (keeping up with who owns fund shares and answering shareholder questions), custodial services (holding the shares of stock owned by the fund), and fund pricing (calculating the fund's NAV). Brokerage firms (especially) and service firms affiliated with the adviser are a red flag to me. I particularly dislike the operations of affiliated brokerage firms, because the higher costs are easy to hide. They are not part of the expense ratio. They are reported in aggregate in the fund's statement of additional information, but even there they are difficult to compare with industry benchmarks. Costs of affiliated service firms are reported directly in the operating expenses of a fund, therefore, I believe there are fewer abuses. If "other expenses" in the fee table looks high, it might be worth checking to see whether services provided by an affiliated firm are bloated.

This list might give the appearance that I am extremely critical of my own industry. I don't feel that way, really. The mutual fund industry is still, in my opinion, much "cleaner" than the myriad of investment alternatives available (in aggregate), including investment partnerships, hedge funds, and others. There has also been considerable progress in recent years through efforts of the SEC and by competition between fund companies. However, I believe, we still have a way to go as an industry.

A fair question is, "Where does Bridgeway stand on each of these?" Lest the answer is not obvious, we have a reputation for closing actively managed funds at relatively very low levels; we pay no soft dollar commissions; portfolio managers may not invest in stocks directly; we do no advertising touting the performance of only our best funds; we have never killed off a poorly performing fund; and we have no affiliated brokerage or service firms. Our only affiliated organization is a charitable foundation.

How to Pick a Winning Mutual Fund--Next time

Oops. I didn't answer the question in the section header above; I only gave hints about what to avoid. Next quarter I promise to answer, "How do you pick a winning fund?" affirmatively. Morningstar posed five questions on its web site relative to fund selection. I will also answer those, which may provide additional insights about our Portfolio.

Enron Revisited

TRANSLATION: Integrity is and always has been the #1 business value at Bridgeway. The Enron situation underscores why this is so important.

Since I live in Enron's hometown of Houston, I have been bombarded with local coverage of one of corporate America's biggest and fastest collapses ever. Enron is close to home in other ways as well. Two friends lost jobs. One had a substantial retirement, built up over 10 years, wiped out completely in a matter of months. The ripple effects across other local businesses and families are nothing short of daunting. Many Houston charities, some that we also support, are feeling strongly the absence of Enron's previous community giving and donations by organizations and individuals that owned Enron stock.

Because of my interest in business ethics, I attended a symposium at Rice University and gave an undergraduate lecture at a small liberal arts college on aspects of the Enron debacle. While our fund did not own the stock, there is much to learn from the events still unfolding. To date, my favorite quote is from Enron's vice president of corporate development, known here as the "whistle-blower." (Her own opinion was that her warning came too late and was ignored.) The quote from a newspaper article: "America's corporate system is predicated on fairness and honesty, not companies finding ways around the rules." This lesson applies equally to mutual fund organizations. Fairness, integrity, and looking out for shareholders' interests are primary concerns for our board of directors and for each partner at Bridgeway. Our goal is to uphold the highest standards of integrity. Some people think this is just a lofty ideal, far removed from the task at hand in investing. We believe it is central to what we do. The Enron case simply underscores this in a dramatic way.

Recent Article

TRANSLATION: It's great to be recognized; it's great to be unrecognizable.

One of the advantages that the small sizes of our portfolios have is that generally we can slide in and out of the market without adversely affecting stock prices. We capitalize on the nimble aspect of being small and practically unrecognizable.

On the other hand, it's really great to be acknowledged by the national media, as we were in Investors Business Daily in the Mutual Fund Profile on April 25. If you missed it, see a copy on our website, www.bridgewayfund.com. Although the article highlighted the recent past performance of Aggressive Investors 1, the gist of the piece was to introduce its sister fund, Aggressive Investors 2, which opened on October 31, 2001. The front-page teaser: "Fund Cloning Around" hinted at the similarities. Between the lines was also the caution: when Bridgeway closes a fund, it's closed. The article calls Aggressive Investors 2 a "larger-cap fund." In clarification, although the lower percentage of net assets invested in smaller stocks over time will likely result in a higher median market cap than Aggressive Investors 1, the fund is not a "large cap" fund. Long term, we expect the median market cap to be most likely in the mid-cap range. Both portfolios will essentially be "multi-cap" funds, investing in companies of all market capitalizations.

Conclusion

In closing, we would like to thank all shareholders for their support. We appreciate your feedback, so please call or write us with any questions or comments. We work for you and value your input.

Sincerely,


Richard P. Cancelmo, Jr.

[BRIDGEWAY FUNDS]


April 30, 2002                                  March Quarter - Quarterly Report


Dear Fellow Micro-Cap Limited Shareholder,

The Portfolio was up 4.9% in the March quarter, beating each of our performance benchmarks. I am pleased.

According to data from Morningstar, the Micro-Cap Limited Portfolio ranked 396th of 958 small company funds for the quarter, 27th of 882 for the last twelve months, and 12th of 687 over the last five years. We have outperformed our Lipper benchmark of small company funds in eight of the last eight quarters and in ten of the fifteen quarters since inception.

Performance Summary

TRANSLATION: We are currently beating each of our performance benchmarks over the last quarter, year, and since inception. I like this best.

The table below presents our March quarter, one-year, and life-to-date financial results according to the formula required by the SEC.


                                                     March Qtr.          1 Year      Life-to-Date
                                                      1/1/02             4/1/01        7/1/98 to
                                                   to 3/31/02(4)       to 3/31/02    to 3/31/02(5)
                                                   -------------       ----------    -------------
         Micro-Cap Limited Portfolio                   4.9%              34.2%         25.3%
         Lipper Small-Cap Stock Funds(1)               0.9%               7.7%          3.2%
         Russell 2000 (small stocks)(2)                4.0%              14.0%          4.1%
         CRSP Cap-Based Portfolio 9 Index(3)           3.2%              32.5%          9.9%

       (1) The Lipper Small Cap Stock Funds is an index of small-cap funds compiled by Lipper Analytical Services, Inc.

       (2) The Russell 2000 is an unmanaged index of small stocks, with dividends reinvested.

       (3) The CRSP Cap-Based Portfolio 9 Index is an unmanaged index of 758 micro-cap companies compiled by the Center for Research in Security Prices, with dividends reinvested.

       (4) Periods less than one year are not annualized.

       (5) Periods longer than one year are annualized. Past performance does not guarantee future returns.


Detailed Explanation of Quarterly Performance

TRANSLATION: Two major trends prevailed in the March quarter. The first was that value stocks (those that are cheaper by some financial measures) continued to significantly outperform growth stocks (those growing sales or earnings at a faster pace). Since we own both, the effect was neutral. The second major trend was that technology/communications continued to lag badly during the quarter. This actually helped our performance relative to our market benchmarks since the sector represented a surprisingly miniscule 9% in the Portfolio at the beginning of the quarter--much less than the market overall.

Micro-caps continued to be a good place to "hide" in the March quarter. According to data from the Center for Research in Security Prices, micro-cap stocks as a whole were up 3.2% versus a decline for ultra-large ones. Here's the record of our best performing stocks for the quarter:

             Rank   Description                        Industry                           % Gain
             ----   -----------                        --------                           ------
               1    Unify Corp.                        Software                            168.0%
               2    Mechanical Dynamics Inc.           Software                             90.4%
               3    Pegasystems Inc.                   Software                             87.2%
               4    Royale Energy Inc.                 Oil & Gas                            86.8%
               5    Resource Bancshares MTG Group      Diversified Financial Services       66.8%
               6    QAD Inc.                           Software                             66.3%
               7    Noble International Ltd.           Auto Parts & Equipment               54.5%
               8    Point.360                          Media                                48.9%
               9    Right Management Consultants       Commercial Services                  48.9%
               10   PAM Transportation Services        Transportation                       44.3%
               11   Gart Sports Company                Retail                               43.8%
               12   Multimedia Games Inc.              Leisure Time                         39.6%
               13   CCC Information Services Group     Software                             38.0%
               14   Associated Materials Inc.          Building Materials                   36.1%
               15   Dynamics Research Corp.            Computers                            34.9%
               16   West Marine Inc.                   Retail                               32.4%
               17   Peoples Bancorp Inc.               Banks                                30.3%

What's surprising about this list is that the top three performers swam against the currents of poor technology performance. Unify is an Internet software stock that soared with the Internet bubble in 1999. We trimmed it back some in late 1999, but it still cost us a pretty penny. At one point it was unclear whether the company would survive, but it has made a small profit for the last two quarters, and revenues have started growing again.

Of course not all our stocks were up. Six stocks declined at least 30%:

             Rank   Description                              Industry                    % Loss
             ----   -----------                              --------                    ------
               1    Actrade Financial Technologies Ltd.      Commercial Services         (47.5)%
               2    Recoton Corp.                            Electronics                 (48.5)%
               3    Sola International Inc.                  Healthcare-Products         (37.3)%
               4    Dynacq International Inc.                Healthcare-Services         (31.9)%
               5    Bradley Pharmaceuticals                  Pharmaceuticals             (47.3)%
               6    Pumatech Inc.                            Software                    (41.8)%

OK, we didn't own Enron, but our worst performing stock was among those hit very hard amid accounting concerns. Actrade Financial provides for electronic payment over the Internet. In mid-February, Barrons reported that at least two former insurance companies contended that they were duped into underwriting loans. Allegedly, $10 million was loaned to individuals for personal use, rather than to businesses for corporate purposes as represented. The story also recounted the troubled financial past of two executives. The stock dropped 45% in one day on this news. The company denied much of the claims, saying, "the article repeated previously disclosed events that occurred several years ago . . . The bulk of the article reported claims [in court documents], which have not been proven in court and represent no more than statements by adverse parties." Maybe. But one thing that is clear is that class action lawyers have come out of the woodwork hoping to make money from the situation. Interestingly, both Wall Street firms covering the stock have yet to make any downward adjustments to forecasted earnings. In January, both firms increased their estimates of Actrade earnings after the company reported December quarter earnings. The stock trades at less than four times next year's earnings estimates, incredibly cheap for a company with a demonstrated growth rate on the order of 30% to 50% per year. Further clouding the horizon, on March 12 the company announced a "change in strategic direction." Meanwhile, SEC filings indicate some company executives were selling stock closer to the peak last year. Our models are waiting this one out right now.

Top Ten Holdings

On March 31, 2002 our top ten holdings represented 28% of Portfolio net assets. Consumer cyclicals represented 29% of net assets (versus less than 10% in the broader stock market). Consumer non-cyclicals followed closely at 24%. On the other end of the spectrum, technology (including communications) represented only 13% of the Portfolio at quarter end, versus 30% for the S&P 500.

Here are the top ten holdings at the end of March:

                                                                                          Percent of
           Rank  Description                               Industry                       Net Assets
           ----  -----------                               --------                       ----------
            1    Merit Medical Systems Inc.                Healthcare-Products               3.5%
            2    Chattem Inc.                              Cosmetics/Personal Care           3.4%
            3    TBC Corp.                                 Retail                            3.2%
            4    Flir Systems Inc.                         Electronics                       3.0%
            5    Holly Corp.                               Oil & Gas                         2.7%
            6    American Home Mortgage Holdings Inc.      Diversified Financial Services    2.6%
            7    Hancock Fabrics Inc.                      Retail                            2.3%
            8    Actrade Financial Technologies Ltd.       Commercial Services               2.3%
            9    Resource Bancshares MTG Group             Diversified Financial Services    2.3%
            10   Rex Stores Corp.                          Retail                            2.2%
                                                                                           -----
                 Total                                                                      27.8%

Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, March 31, 2002; security positions can and do change thereafter. Discussions of historical performance (including insights in the following section) do not guarantee and may not be indicative of future performance.

How to Pick a Winning Mutual Fund

TRANSLATION: There are a number of ways a potential investor can go wrong picking a fund. Not looking "under the hood" at expenses and at operational practices are two. Chasing recent hot performance without considering risk and the "bigger" performance picture is another.

More than ten years ago (before founding Bridgeway) I occasionally advised a friend or relative about what mutual fund to buy. I had a good track record picking stocks and thought some of the same principles should apply to picking funds. Alas, my record at picking funds turned out to be far inferior to my stock picking record. This no longer surprises me. I have learned in the last decade since starting Bridgeway that too many mutual fund companies do things that destroy value, or more specifically, some fund companies (and other investment professionals) do things to make money for themselves at the expense of fund shareholders. If you're a long-term reader of my shareholder letters, you'll be familiar with some of these. I thought that a list of them would be helpful for our shareholders in evaluating funds from Bridgeway or from other companies. These are things I think you should consider before investing with a fund company:

1. Is the fund company committed to closing funds at low asset levels relative to the size of companies held, investment style, portfolio turnover, and degree of focus? Too often a newer fund attains an attractive investment record only to be swamped with more money than the portfolio manager can put to good use. Typically, relative performance deteriorates badly thereafter. This problem is most pronounced with funds that invest in smaller companies, that invest in growth-oriented companies, and that have portfolio managers who use a very high turnover style or a "focus strategy" of investing in a smaller number of companies. My very rough rule of thumb is that a fund becomes overburdened at the point net assets approach the median market capitalization of the stocks in which it invests. (Market capitalization is simply stock price times shares outstanding, a statistic available on a number of web sites.) It is best if a fund closes well before this measure, leaving considerable room for growth of net assets through appreciation. Apart from this generalization, a value-oriented fund can accommodate more net assets, a fund managed with a lower turnover (less buying and selling) can accommodate more, and a fund with a larger number of stocks can accommodate more.

2. Does the fund company pay soft dollar commissions? Mutual funds pay brokers a commission to buy or sell shares of stock for the fund. A majority of funds pay higher commissions (than Bridgeway's baseline level) in order to have the broker supply research, data, hardware, or other services. This exchange is called paying "soft dollars." I consider it a way of shifting more of the costs of investing away from the fund adviser onto the fund's shareholders. Apart from increasing the adviser's profits at the expense of shareholders, it is terribly inefficient. The adviser is in a much better position to manage these costs down, but has less incentive to do so under a soft dollar arrangement. Unfortunately, there is not an easy way to find out if a fund company uses soft dollar commissions, except by calling and asking.

3. Does the portfolio manager put his or her best picks in his or her personal portfolio rather than in the fund? It is illegal for a manager to buy a stock first personally (at presumably a lower price) and then buy more shares for the fund, a practice called "front-running." I believe that the SEC has clamped down pretty effectively on this. However, it is not illegal for a manager to buy shares personally and to skip that investment in the fund, a practice I call "skimming the cream." The only sure-fire way to preclude this practice is not to allow a portfolio manager to invest in stocks that his or her fund might potentially also buy. A fund company's policy on this is usually contained in its "Code of Ethics." However, the Code of Ethics is usually only available by calling the fund, if it is available at all. Ours is available on our web site. Typically, if a manager invests exclusively in the funds, the fund company is happy to tell you about it--a practice I feel strongly is to the shareholders' benefit. Some people refer to this as "eating your own cooking."

4. Does the fund company market whichever fund(s) have performed the best recently? If a fund family has enough funds in different styles, something will always be leading and something lagging. Chasing the recent best performers is a pretty good way to underperform the market over time. In defense of fund companies that market recent hot performance, there is no good reason for them to advertise recent poorer performing funds; those funds are not typically what investors are most willing to buy. In other words, most fund companies give investors what they ask for--the same thing most investment media tout--the most recent hot performers. This practice just doesn't happen to be in the best long-term interest of shareholders. Better than chasing the best recent performers is looking at a) performance relative to peers and relative market benchmarks, b) performance over longer periods, and c) performance of the underlying asset class (that is, the kind of investments the fund tends to buy).

5. Does the fund company "incubate" a number of funds, kill off the worst, and market the heck out of the best? This idea is a variation on number four above. "Trying out" a number of strategies privately (not opening them up to the public), but then publicly registering only the funds with the best track records is called "incubation." The SEC has also tightened up on this abuse in recent years. If you invest in a newer fund with a track record that extends earlier than the date it went public, you might want to ask about other funds that didn't go public.

6. When looking at the aggregate fund company performance record, has the company merged poorer performing funds out of existence? This is another variation on the theme of number four and five above. To improve a fund company's overall record, it may just "kill off" the poorer performing funds. When a fund is merged or liquidated, its performance record magically disappears with it. This leads to something called "survivorship bias." For example, if you look at the aggregate record of all mutual funds over the last decade, you are overstating industry performance. You ignore the funds that went out of business, usually poorer performing funds. Some studies indicate that this overstatement is on the order of over 1% per year, not at all insignificant. This isn't to say that fund companies shouldn't kill off a fund that turned out to be a bad idea, just that a prospective investor needs to factor it in if evaluating the performance of an entire complex.

7. Does the fund pay exorbitant rates to affiliated brokerage companies or service organizations? Fund boards of directors are charged with making sure that mutual funds do business with brokerage firms that have the least cost after taking into consideration the services provided (including those provided by soft dollars above!). Since it is not easy to measure the efficiency of trade execution, it's not too hard for advisers to do business with an affiliated brokerage firm at an above market rate, thus further increasing its own profits--again--at shareholder expense. A similar situation may exist if an affiliated firm is providing other services, such as transfer agency (keeping up with who owns fund shares and answering shareholder questions), custodial services (holding the shares of stock owned by the fund), and fund pricing (calculating the fund's NAV). Brokerage firms (especially) and service firms affiliated with the adviser are a red flag to me. I particularly dislike the operations of affiliated brokerage firms, because the higher costs are easy to hide. They are not part of the expense ratio. They are reported in aggregate in the fund's statement of additional information, but even there they are difficult to compare with industry benchmarks. Costs of affiliated service firms are reported directly in the operating expenses of a fund, therefore, I believe there are fewer abuses. If "other expenses" in the fee table looks high, it might be worth checking to see whether services provided by an affiliated firm are bloated.

This list might give the appearance that I am extremely critical of my own industry. I don't feel that way, really. The mutual fund industry is still, in my opinion, much "cleaner" than the myriad of investment alternatives available (in aggregate), including investment partnerships, hedge funds, and others. There has also been considerable progress in recent years through efforts of the SEC and by competition between fund companies. However, I believe, we still have a way to go as an industry.

A fair question is, "Where does Bridgeway stand on each of these?" Lest the answer is not obvious, we have a reputation for closing actively managed funds at relatively very low levels; we pay no soft dollar commissions; portfolio managers may not invest in stocks directly; we do no advertising touting the performance of only our best funds; we have never killed off a poorly performing fund; and we have no affiliated brokerage or service firms. Our only affiliated organization is a charitable foundation.

How to Pick a Winning Mutual Fund--Next time

Oops. I didn't answer the question in the section header above; I only gave hints about what to avoid. Next quarter I promise to answer, "How do you pick a winning fund?" affirmatively. Morningstar posed five questions on its web site relative to fund selection. I will also answer those, which may provide additional insights about our Portfolio.

Enron Revisited

TRANSLATION: Integrity is and always has been the #1 business value at Bridgeway. The Enron situation underscores why this is so important.

Since I live in Enron's hometown of Houston, I have been bombarded with local coverage of one of corporate America's biggest and fastest collapses ever. Enron is close to home in other ways as well. Two friends lost jobs. One had a substantial retirement, built up over 10 years, wiped out completely in a matter of months. The ripple effects across other local businesses and families are nothing short of daunting. Many Houston charities, some that we also support, are feeling strongly the absence of Enron's previous community giving and donations by organizations and individuals that owned Enron stock.

Because of my interest in business ethics, I attended a symposium at Rice University and gave an undergraduate lecture at a small liberal arts college on aspects of the Enron debacle. While our fund did not own the stock, there is much to learn from the events still unfolding. To date, my favorite quote is from Enron's vice president of corporate development, known here as the "whistle-blower." (Her own opinion was that her warning came too late and was ignored.) The quote from a newspaper article: "America's corporate system is predicated on fairness and honesty, not companies finding ways around the rules." This lesson applies equally to mutual fund organizations. Fairness, integrity, and looking out for shareholders' interests are primary concerns for our board of directors and for each partner at Bridgeway. Our goal is to uphold the highest standards of integrity. Some people think this is just a lofty ideal far removed from the task at hand in investing. We believe it is central to what we do. The Enron case simply underscores this in a dramatic way.

Recent Article

TRANSLATION: It's great to be recognized; it's great to be unrecognizable.

One of the advantages that the small sizes of our portfolios have is that generally we can slide better in and out of the market without adversely affecting stock prices. We capitalize on the nimble aspect of being small and practically unrecognizable.

On the other hand, it's really great to be acknowledged by the national media, as we were in Investors Business Daily in the Mutual Fund Profile on April 25. If you missed it, see a copy on our website, www.bridgewayfund.com. Although the article highlighted the recent past performance of Aggressive Investors 1, the gist of the piece was to introduce its sister fund, Aggressive Investors 2, which opened on October 31, 2001. The front-page teaser: "Fund Cloning Around" hinted at the similarities. Between the lines was also the caution: when Bridgeway closes a fund, it's closed. The article calls Aggressive Investors 2 a "larger-cap fund." In clarification, although the lower percentage of net assets invested in smaller stocks over time will likely result in a higher median market cap than Aggressive Investors 1, the fund is not a "large cap" fund. Long term, we expect the median market cap to be most likely in the mid-cap range. Both portfolios will essentially be "multi-cap" funds, investing in companies of all market capitalizations.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas (both favorable and critical) coming.

Sincerely,


/s/ JOHN MONTGOMERY

John Montgomery

[BRIDGEWAY FUNDS LOGO]


April 30, 2002                                  March Quarter - Quarterly Report


Dear Fellow Ultra-Small Company Shareholder,

The Portfolio was up 7.6% in the March quarter, beating each of our performance benchmarks. I am pleased.

According to data from Morningstar, the Ultra-Small Company Portfolio ranked 238th of 958 small company funds for the quarter, 87th of 882 for the last twelve months, and 22nd of 687 over the last five years. In this environment of small company dominance, our fund is shining brightly, more than 20% ahead of the small-cap fund competition over the last twelve months.

Performance Summary

TRANSLATION: We are doing well against each of our performance benchmarks in the quarter and cumulatively since inception. I'm most interested in the long-term numbers.

The table below presents our March quarter, one-year, five-year, and life-to-date financial results according to the formula required by the SEC.


                                              March Qtr.       1 Year         5 Year        Life-to-Date
                                                1/1/02         4/1/01         4/1/97           8/5/94
                                            to 3/31/02(4)   to 3/31/0(2)   to 3/31/02(5)    to 3/31/02(5)
                                            -------------   ------------   -------------    -------------
     Ultra-Small Company Portfolio                7.6%           29.5%         21.2%            21.7%
     Lipper Small-Cap Stock Funds(1)              0.9%            7.7%          8.8%            11.0%
     Russell 2000 (small companies)(2)            4.0%           14.0%          9.5%            11.5%
     CRSP Cap-Based Portfolio 10 Index(3)         6.2%           31.6%         12.0%            13.6%


     (1) The Lipper Small-Cap Stock Funds is an index of small-company funds compiled by Lipper Analytical Service, Inc.

     (2) The Russell 2000 Index is an unmanaged index of small companies (with dividends reinvested). It is the most widely tracked index among small company funds, but it is comprised of companies roughly 10 times larger than those of the CRSP Index and the Bridgeway Ultra-Small Company Portfolio.

     (3) The CRSP Cap-Based Portfolio 10 Index is an unmanaged index of 1,928 of the smallest publicly traded U.S. stocks (with dividends reinvested), as reported by the Center for Research on Security Prices.

     (4) Periods less than one year are not annualized.

     (5) Periods longer than one year are annualized. Past performance does not guarantee future returns.

Detailed Explanation of Quarterly Performance

TRANSLATION: Two major trends prevailed in the March quarter. The first was that value stocks (those that are cheaper by some financial measures) continued to significantly outperform growth stocks (those growing sales or earnings at a faster pace). Our value stocks helped in this environment. The second major trend was that technology/communications continued to lag badly during the quarter. It actually helped our performance relative to our market benchmarks since this sector represented a surprisingly small 14% of the Portfolio at the beginning of the quarter--much less than the market overall.

Ultra-small stocks continued to be a good place to "hide" in the March quarter. According to data from the Center for Research in Security Prices, ultra-small stocks as a whole were up 6.2% versus a decline for ultra-large ones. A total of 27 of our stocks were up at least 30% in the quarter. This list demonstrates some of the industry diversification of our portfolio and the breadth of the continued rally in ultra-small stocks:

             Rank   Description                            Industry                        % Gain
             ----   -----------                            --------                        ------
               1    Clean Harbors Inc.                     Environmental Control            247.5%
               2    Unify Corp.                            Software                         168.0%
               3    PAM Transportation Services            Transportation                    99.5%
               4    Mechanical Dynamics Inc.               Software                          91.4%
               5    Royale Energy Inc.                     Oil & Gas                         86.8%
               6    Echo Bay Mines Ltd.                    Mining                            73.6%
               7    Mothers Work                           Retail                            68.7%
               8    Eagle Bancshares Inc.                  Savings & Loans                   66.9%
               9    QAD Inc.                               Software                          66.3%
               10   HTE Inc.                               Software                          64.1%
               11   Department 56                          Toys/Games/Hobbies                62.8%
               12   Ipswich Bancshares Inc.                Savings & Loans                   59.5%
               13   Endocardial Solutions Inc.             Healthcare-Products               56.7%
               14   Advanced Photonix Inc.                 Electronics                       53.3%
               15   Dewolfe Companies Inc.                 Real Estate                       51.8%
               16   Gart Sports Company                    Retail                            43.8%
               17   Culp Inc.                              Textiles                          40.5%
               18   FTI Consulting Inc.                    Commercial Services               40.2%
               19   Blue Rhino Corp.                       Retail                            38.9%
               20   Concur Technologies Inc.               Software                          37.9%
               21   Hancock Fabrics Inc.                   Retail                            37.3%
               22   Aerosonic Corp.                        Aerospace/Defense                 36.8%
               23   Village Super Market                   Food                              35.7%
               24   Interpore International                Biotechnology                     34.6%
               25   Xanser Corp.                           Computers                         33.8%
               26   National Techteam Inc.                 Computers                         31.8%
               27   Artificial Life Inc.                   Internet                          30.5%


Clean Harbors, Inc. provides hazardous waste management services. The company reported record revenues and exploding earnings by capturing market shares in a consolidating industry. Unify is the Internet software stock that made a lot of money for us in 1999. Fortunately, we had sold over three-quarters of our original shares before the Internet bubble burst. At one point it was unclear whether the company would survive, but it has made a small profit for the last two quarters, and revenues have started growing again. The percentage gain of the stock was stellar, but it's still trading for less than $1 per share.

Of course, not all our stocks were up. Six stocks declined at least 30%:

             Rank   Description                            Industry                        % Loss
             ----   -----------                            --------                        ------
               1    Interdent Inc.                         Healthcare-Services            (34.3)%
               2    Pumatech Inc.                          Software                       (32.8)%
               3    FindWhat.com                           Internet                       (32.7)%
               4    CareerEngine Network Inc.              Internet                       (30.7)%
               5    Medamicus Inc.                         Healthcare-Products            (30.3)%
               6    American Skiing Company                Entertainment                  (30.2)%


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



Top Ten Holdings

On March 31, 2002 our top ten holdings represented 22% of Portfolio net assets. Consumer non-cyclicals represented 29% of net assets, followed by consumer cyclicals at 21%. On the other end of the spectrum, technology (including communications) represented only 18% of the Portfolio at quarter end, versus 30% for the broader market.

Here are the top ten holdings at the end of March:

                                                                                       Percent of
            Rank   Description                             Industry                    Net Assets
            ----   -----------                             --------                    ----------
              1    FTI Consulting Inc.                     Commercial Services             5.8%
              2    TTI Team Telecom International Ltd.     Telecommunications              3.1%
              3    Central European Distribution Corp.     Distribution/Wholesale          1.9%
              4    SCP Pool Corp.                          Distribution/Wholesale          1.8%
              5    Taser International Inc.                Electronics                     1.8%
              6    Meritage Corp.                          Home Builders                   1.7%
              7    Department 56                           Toys/Games/Hobbies              1.7%
              8    Medamicus Inc.                          Healthcare-Products             1.6%
              9    Movie Gallery Inc.                      Retail                          1.5%
             10    PC Mall Inc.                            Retail                          1.5%
                                                                                          -----
                                                                                          22.4%


Disclaimer

The following is a reminder from the friendly folks at your fund who worry about liability. The views expressed here are exclusively those of Fund management. They are not meant as investment advice and should not be considered predictive in nature. Any favorable (or unfavorable) description of a holding or portfolio applies only as of the quarter end, March 31, 2002; security positions can and do change thereafter. Discussions of historical performance (including insights in the following section) do not guarantee and may not be indicative of future performance.

How to Pick a Winning Mutual Fund

TRANSLATION: There are a number of ways a potential investor can go wrong picking a fund. Not looking "under the hood" at expenses and at operational practices are two. Chasing recent hot performance without considering risk and the "bigger" performance picture is another.

More than ten years ago (before founding Bridgeway) I occasionally advised a friend or relative about what mutual fund to buy. I had a good track record picking stocks and thought some of the same principles should apply to picking funds. Alas, my record at picking funds turned out to be far inferior to my stock picking record. This no longer surprises me. I have learned in the last decade since starting Bridgeway that too many mutual fund companies do things that destroy value, or more specifically, some fund companies (and other investment professionals) do things to make money for themselves at the expense of fund shareholders. If you're a long-term reader of my shareholder letters, you'll be familiar with some of these. I thought that a list of them would be helpful for our shareholders in evaluating funds from Bridgeway or from other companies. These are things I think you should consider before investing with a fund company:

1. Is the fund company committed to closing funds at low asset levels relative to the size of companies held, investment style, portfolio turnover, and degree of focus? Too often a newer fund attains an attractive investment record only to be swamped with more money than the portfolio manager can put to good use. Typically, relative performance deteriorates badly thereafter. This problem is most pronounced with funds that invest in smaller companies, that invest in growth-oriented companies, and that have portfolio managers who use a very high turnover style or a "focus strategy" of investing in a smaller number of companies. My very rough rule of thumb is that a fund becomes overburdened at the point net assets



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




approach the median market capitalization of the stocks in which it invests. (Market capitalization is simply stock price times shares outstanding, a statistic available on a number of web sites.) It is best if a fund closes well before this measure, leaving considerable room for growth of net assets through appreciation. Apart from this generalization, a value-oriented fund can accommodate more net assets, a fund managed with a lower turnover (less buying and selling) can accommodate more, and a fund with a larger number of stocks can accommodate more.

2. Does the fund company pay soft dollar commissions? Mutual funds pay brokers a commission to buy or sell shares of stock for the fund. A majority of funds pay higher commissions (than Bridgeway's baseline level) in order to have the broker supply research, data, hardware, or other services. This exchange is called paying "soft dollars." I consider it a way of shifting more of the costs of investing away from the fund adviser onto the fund's shareholders. Apart from increasing the adviser's profits at the expense of shareholders, it is terribly inefficient. The adviser is in a much better position to manage these costs down, but has less incentive to do so under a soft dollar arrangement. Unfortunately, there is not an easy way to find out if a fund company uses soft dollar commissions, except by calling and asking.

3. Does the portfolio manager put his or her best picks in his or her personal portfolio rather than in the fund? It is illegal for a manager to buy a stock first personally (at presumably a lower price) and then buy more shares for the fund, a practice called "front-running." I believe that the SEC has clamped down pretty effectively on this. However, it is not illegal for a manager to buy shares personally and to skip that investment in the fund, a practice I call "skimming the cream." The only sure-fire way to preclude this practice is not to allow a portfolio manager to invest in stocks that his or her fund might potentially also buy. A fund company's policy on this is usually contained in its "Code of Ethics." However, the Code of Ethics is usually only available by calling the fund, if it is available at all. Ours is available on our web site. Typically, if a manager invests exclusively in the funds, the fund company is happy to tell you about it--a practice I feel strongly is to the shareholders' benefit. Some people refer to this as "eating your own cooking."

4. Does the fund company market whichever fund(s) have performed the best recently? If a fund family has enough funds in different styles, something will always be leading and something lagging. Chasing the recent best performers is a pretty good way to underperform the market over time. In defense of fund companies that market recent hot performance, there is no good reason for them to advertise recent poorer performing funds; those funds are not typically what investors are most willing to buy. In other words, most fund companies give investors what they ask for--the same thing most investment media tout--the most recent hot performers. This practice just doesn't happen to be in the best long-term interest of shareholders. Better than chasing the best recent performers is looking at a) performance relative to peers and relative market benchmarks, b) performance over longer periods, and c) performance of the underlying asset class (that is, the kind of investments the fund tends to buy).

5. Does the fund company "incubate" a number of funds, kill off the worst, and market the heck out of the best? This idea is a variation on number four above. "Trying out" a number of strategies privately (not opening them up to the public), but then publicly registering only the funds with the best track records is called "incubation." The SEC has also tightened up on this abuse in recent years. If you invest in a newer fund with a track record that extends earlier than the date it went public, you might want to ask about other funds that didn't go public.

6. When looking at the aggregate fund company performance record, has the company merged poorer performing funds out of existence? This is another variation on the theme of number four and five above. To improve a fund company's overall record, it may just "kill off" the poorer performing funds. When a fund is merged or liquidated, its performance record magically disappears with it. This leads to something called "survivorship bias." For example, if you look at the aggregate record of all mutual funds over the last decade, you are overstating industry performance. You ignore the funds that went out of business, usually poorer performing funds. Some studies indicate that this overstatement is on the order of over 1% per year, not at all insignificant. This isn't to say that fund companies shouldn't kill off a fund that turned out to be a bad idea, just that a prospective investor needs to factor it in if evaluating the performance of an entire complex.

7. Does the fund pay exorbitant rates to affiliated brokerage companies or service organizations? Fund boards of directors are charged with making sure that mutual funds do business with brokerage firms that have the least cost after taking into consideration the services provided (including those provided by soft dollars above!). Since it is not easy to measure the efficiency of trade execution, it's not too hard for advisers to do business with an affiliated brokerage firm at an above market rate, thus further increasing its own profits--again--at shareholder expense. A similar situation may exist if an affiliated firm is providing other services, such as transfer agency (keeping up with who owns fund shares and answering shareholder questions), custodial services (holding the shares of stock owned by the fund), and fund pricing (calculating the fund's NAV). Brokerage firms (especially) and service firms affiliated with the adviser are a red flag to me. I particularly dislike the operations of affiliated brokerage firms, because the higher costs are easy to hide. They are not part of the expense ratio. They are reported in aggregate in the fund's statement of additional information, but even there they are difficult to compare with industry benchmarks. Costs of affiliated service firms are reported directly in the operating expenses of a fund, therefore, I believe there are fewer abuses. If "other expenses" in the fee table looks high, it might be worth checking to see whether services provided by an affiliated firm are bloated.

This list might give the appearance that I am extremely critical of my own industry. I don't feel that way, really. The mutual fund industry is still, in my opinion, much "cleaner" than the myriad of investment alternatives available (in aggregate), including investment partnerships, hedge funds, and others. There has also been considerable progress in recent years through efforts of the SEC and by competition between fund companies. However, I believe, we still have a way to go as an industry.

A fair question is, "Where does Bridgeway stand on each of these?" Lest the answer is not obvious, we have a reputation for closing actively managed funds at relatively very low levels; we pay no soft dollar commissions; portfolio managers may not invest in stocks directly; we do no advertising touting the performance of only our best funds; we have never killed off a poorly performing fund; and we have no affiliated brokerage or service firms. Our only affiliated organization is a charitable foundation.

How to Pick a Winning Mutual Fund--Next time

Oops. I didn't answer the question in the section header above; I only gave hints about what to avoid. Next quarter I promise to answer, "How do you pick a winning fund?" affirmatively. Morningstar posed five questions on its web site relative to fund selection. I will also answer those, which may provide additional insights about our Portfolio.

Enron Revisited

TRANSLATION: Integrity is and always has been the #1 business value at Bridgeway. The Enron situation underscores why this is so important.

Since I live in Enron's hometown of Houston, I have been bombarded with local coverage of one of corporate America's biggest and fastest collapses ever. Enron is close to home in other ways as well. Two friends lost jobs. One had a substantial retirement, built up over 10 years, wiped out completely in a matter of months. The ripple effects across other local businesses and families are nothing short of daunting. Many Houston charities, some that we also support, are feeling strongly the absence of Enron's previous community giving and donations by organizations and individuals that owned Enron stock.

Because of my interest in business ethics, I attended a symposium at Rice University and gave an undergraduate lecture at a small liberal arts college on aspects of the Enron debacle. While our fund did not own the stock, there is much to learn from the events still unfolding. To date, my favorite quote is from Enron's vice president of corporate development, known here as the "whistle-blower." (Her own opinion was that her warning came too late and was ignored.) The quote from a newspaper article: "America's corporate system is predicated on fairness and honesty, not companies finding ways around the rules." This lesson applies equally to mutual fund organizations. Fairness, integrity, and looking out for shareholders' interests are primary concerns for our board of directors and for each partner at Bridgeway. Our goal is to uphold the highest standards of integrity. Some people think this is just a lofty ideal far removed from the task at hand in investing. We believe it is central to what we do. The Enron case simply underscores this in a dramatic way.

Recent Article

TRANSLATION: It's great to be recognized; it's great to be unrecognizable.

One of the advantages that the small sizes of our portfolios have is that generally we can slide better in and out of the market without adversely affecting stock prices. We capitalize on the nimble aspect of being small and practically unrecognizable.

On the other hand, it's really great to be acknowledged by the national media, as we were in Investors Business Daily in the Mutual Fund Profile on April 25. If you missed it, see a copy on our website, www.bridgewayfund.com. Although the article highlighted the recent past performance of Aggressive Investors 1, the gist of the piece was to introduce its sister fund, Aggressive Investors 2, which opened on October 31, 2001. The front-page teaser: "Fund Cloning Around" hinted at the similarities. Between the lines was also the caution: when Bridgeway closes a fund, it's closed. The article calls Aggressive Investors 2 a "larger-cap fund." In clarification, although the lower percentage of net assets invested in smaller stocks over time will likely result in a higher median market cap than Aggressive Investors 1, the fund is not a "large cap" fund. Long term, we expect the median market cap to be most likely in the mid-cap range. Both portfolios will essentially be "multi-cap" funds, investing in companies of all market capitalizations.

Conclusion

As always, we appreciate your feedback. Your comments about our shareholder letters have been particularly gratifying. We take your responses seriously and discuss them at our weekly staff meetings. Please keep your ideas (both favorable and critical) coming.

Sincerely,


/s/ JOHN MONTGOMERY

John Montgomery